Fees and Expenses - Retail Class [Member] - TF Core Plus Completion Fund	Feb. 12, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses:
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholders should be aware that, as shown under “Management fees” in the table below, the fund pays no fee under its investment management and sub-advisory agreements to its manager, Transamerica Asset Management, Inc. (“TAM”). However, fund shares are only offered to participants in separately managed account programs who pay fees to program sponsors for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution. When a program participant, alone or with the program sponsor, elects to allocate assets to an investment strategy managed by TAM and sub-advised by Aegon USA Investment Management, LLC (“AUIM”), TAM receives a fee from the program sponsor for providing advisory services to the managed account and AUIM receives a fee from TAM for providing such management or advisory services to the managed account, including with respect to assets that may be invested in the fund. In certain cases, a program participant will pay a fee for investment advice directly to TAM in its capacity as investment adviser to the managed account or to AUIM in its capacity as sub-adviser to the participant’s managed account.
Other Expenses, New Fund, Based on Estimates [Text]	Other expenses are based on estimates for the current fiscal year.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. As of the date of this prospectus, the fund had not commenced operations and therefore no portfolio turnover information is presented.